RESTRICTED CASH, CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 1,505	$ 1,528